ACCOUNTING PRINCIPLES AND POLICIES - Intangible assets (Details)	12 Months Ended
Dec. 31, 2025
RUCONEST® for HAE (EU) development costs
Disclosure of detailed information about intangible assets [line items]
Useful life	10 years
RUCONEST® license for HAE (US)
Disclosure of detailed information about intangible assets [line items]
Useful life	20 years
Remaining amortisation period of intangible assets	11 years
RUCONEST® license for HAE (EU)
Disclosure of detailed information about intangible assets [line items]
Useful life	7 years
Remaining amortisation period of intangible assets	1 year
JOENJA® license for APDS
Disclosure of detailed information about intangible assets [line items]
Useful life	14 years
Remaining amortisation period of intangible assets	11 years
Software development costs | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful life	3 years
Remaining amortisation period of intangible assets	1 year
Software development costs | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life	5 years
Remaining amortisation period of intangible assets	5 years